FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2002

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]


[Logo of the Aquila Group of Funds: an eagle's head]


                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]


                  SERVING HAWAII INVESTORS FOR NEARLY 18 YEARS

                             HAWAIIAN TAX-FREE TRUST
                               SEMI-ANNUAL REPORT

                               "POSITIVE RETURNS"

                                                               November 18, 2002

Dear Fellow Shareholder:

     Lately, it is difficult to go through even a single day without hearing some unsettling news - the stock market is down again, a new terror alert is issued, etc., etc. In fact, in most people's viewpoint, it is pretty "ugly" out there in terms of the securities markets.

     By contrast, we are pleased to provide you with some GOOD NEWS in the form of this latest Semi-Annual Report for Hawaiian Tax-Free Trust. Your investment in the Trust continues to provide you and all other shareholders with a POSITIVE RETURN.

     * Every month you receive a dividend - either through a cash payment or a statement of reinvestment. This distributed return has been positive each month and is DOUBLE TAX-FREE to you and all of the Trust's shareholders. Considering all the negative returns that are a product of the securities markets these days, that's pretty good. When you equate this DOUBLE TAX-FREE return to a taxable return using the 28% tax bracket, it would be equivalent to a 7% return on your money.

     * Additionally, although the share price of the Trust can and will vary depending upon market conditions, we strive to manage your investment to keep fluctuations relatively moderate. During the latest report period from April 1, 2002 to September 30, 2002, the share price actually increased from $11.26 to $11.83. This share price increase may seem to be relatively modest in nature. However, considering the world out there, it is indeed pleasant to get ANY INCREASE in price in addition to the POSITIVE RETURN of the dividends.

     * The Trust has continued to be a source of good over this report period through the municipal bond holdings in its portfolio. The municipal bonds in the Trust have helped communities throughout the entire state of Hawaii to build and renovate a variety of public purpose projects. The roads, schools, hospitals, airports, and other projects that have been financed by the Trust have benefited all shareholders, as well as the entire citizenry of the state of Hawaii.


THE TRUST'S STRATEGY

     How have we been able to produce these results during a time when many other funds and organizations are struggling?

     We believe it comes down to the Trust's strategy of providing a portfolio of quality, intermediate maturity securities, and diversification.

     We have always taken the approach of having the Trust comprised of high-quality securities. In fact, the Trust's prospectus specifically limits the portfolio manager to investing in investment grade bonds or equivalent, those which are within the top four credit ratings - AAA, AA, A and BBB. In practice, 92.3% of the portfolio is invested in the top two categories - AAA AND AA. Historically, these higher quality bonds have experienced fewer problems and lesser fluctuation than those outside of our investment universe.

     We believe that having a portfolio which is intermediate in its maturity tends to moderate the fluctuation in share price for the Trust. We, therefore, strive to structure the Trust's portfolio so that some of the bonds have maturities of 1 year, while others have maturities of 20 - 25 years, but the overall average is 12.8 years. This helps us to keep the value of your investment stable. Moreover, it ensures that the capital of your investment is basically there when you need it. Indeed, to the maximum extent practicable, we strive to provide you with RETURN OF YOUR INVESTMENT, as well as RETURN ON YOUR INVESTMENT.

     Furthermore, the investments of your Trust are geographically spread over a diverse group of projects. As of September 30, 2002, Hawaiian Tax-Free Trust had approximately 225 securities in its portfolio. These were spread over the entire state and thus were not overly concentrated. This approach has two benefits. One is avoiding any adverse effect to the share value in the remote event that any particular bond had a problem. Second, it helps build and renovate the various kinds of municipal projects that help citizens throughout the state.

APPRECIATION

     Management of the Trust will continue to strive to do the kind of things that will provide you and other shareholders with the satisfaction that your investment is producing a POSITIVE RETURN for you, while providing you with a high level of confidence.

     We continue to value the support you have placed in the Trust through your investment.

                                   Sincerely,


/S/  Diana P. Herrmann
----------------------
     Diana P. Herrmann
     President


/s/  Lacy B. Herrmann
---------------------
     Lacy B. Herrmann
     Chairman of the Board of Trustees

For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT). Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)



                                                                                    RATING
    FACE                                                                           MOODY'S/
   AMOUNT         MUNICIPAL BONDS (97.4%)                                            S&P              VALUE
------------      --------------------------------------------------------------   --------       -------------
                  HAWAII (95.3%)
                  --------------------------------------------------------------

                  Board of Regents, University of Hawaii, University               Aaa/AAA
                     System Revenue Bonds, Series A, FGIC Insured
$  2,000,000            5.500%, 07/15/19 .......................................                  $   2,232,200
   2,000,000            5.500%, 07/15/21 .......................................                      2,203,320
   2,000,000            5.500%, 07/15/22 .......................................                      2,183,200
   3,000,000            5.500%, 07/15/29 .......................................                      3,249,930
                  Board of Regents, University of Hawaii, University               Aaa/AAA
                     System Revenue Bonds, Series B, FSA Insured,
   1,110,000            5.250%, 10/01/12 .......................................                      1,265,211
   1,000,000            5.250%, 10/01/13 .......................................                      1,133,210
   1,395,000            5.250%, 10/01/15 .......................................                      1,553,500
                  Board of Regents, University of Hawaii, University               Aaa/AAA
                     System Revenue Bonds, Series G, Prerefunded
                     10/01/02 @ 102, AMBAC Insured,
   2,910,000            5.650%, 10/01/12 .......................................                      2,968,200
   4,290,000            5.700%, 10/01/17 .......................................                      4,375,800
                  Board of Regents, University of Hawaii, University               Aaa/AAA
                     System Revenue Bonds, Series I, Prerefunded
                     10/01/04 @ 102, FGIC Insured,
   1,110,000            5.300%, 10/01/08 .......................................                      1,196,014
   2,825,000            5.500%, 10/01/18 .......................................                      3,098,093
                  City and County of Honolulu, Hawaii General                      VMIG1/A-1+
                     Obligation Bonds, Public Refunding and
                     Improvements Bonds, Series A, Variable Rate
                     Bonds, Letter of Credit: Landesbank Hessen,
   2,000,000            1.650%, 01/01/04 .......................................                      2,000,000
     400,000            1.650%, 01/01/05 .......................................                        400,000
   4,600,000            1.650%, 01/01/05 .......................................                      4,600,000
   3,000,000            1.650%, 01/01/06 .......................................                      3,000,000
   3,700,000            1.650%, 01/01/07 .......................................                      3,700,000
   8,145,000            1.650%, 01/01/13 .......................................                      8,145,000
   1,300,000            1.650%, 01/01/20 .......................................                      1,300,000
                  City and County of Honolulu, Hawaii General                      Aaa/NR*
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,


$  3,995,000            5.750%, 04/01/11 .......................................                  $   4,740,946
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     FGIC Insured,
   4,110,000            6.000%, 01/01/11 .......................................                      4,931,301
     920,000            6.000%, 01/01/12 .......................................                      1,114,019
     775,000            5.750%, 04/01/13 .......................................                        930,070
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, Escrowed to Maturity,
                     MBIA Insured,
   1,355,000            6.000%, 11/01/09 .......................................                      1,617,220
     410,000            6.000%, 11/01/10 .......................................                        493,402
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, FGIC Insured,
   9,970,000            7.350%, 07/01/07 .......................................                     12,095,204
   3,600,000            7.350%, 07/01/08 .......................................                      4,448,304
   1,715,000            6.000%, 01/01/11 .......................................                      2,035,859
       5,000            5.750%, 04/01/11 .......................................                          5,869
   1,580,000            6.000%, 01/01/12 .......................................                      1,892,334
   3,025,000            5.750%, 04/01/13 .......................................                      3,600,900
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, MBIA Insured,
     860,000            6.000%, 11/01/09 .......................................                      1,021,594
   1,090,000            6.000%, 11/01/10 .......................................                      1,302,278
   2,280,000            5.000%, 11/01/15 .......................................                      2,387,821
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, FSA Insured,
   2,500,000            5.000%, 09/01/09 .......................................                      2,804,950
   3,500,000            5.375%, 09/01/18 .......................................                      3,852,135
   2,000,000            5.125%, 09/01/20 .......................................                      2,122,520
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series A, Prerefunded 9/01/06 @
                     102, FGIC Insured,

$    440,000            5.625%, 09/01/14 .......................................                  $     506,946
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series B, FGIC Insured,
   7,310,000            5.500%, 10/01/11 .......................................                      8,503,283
     930,000            5.000%, 11/01/13 .......................................                      1,003,061
   1,060,000            5.000%, 11/01/14 .......................................                      1,137,126
   2,595,000            5.125%, 07/01/15 .......................................                      2,817,859
     530,000            5.000%, 11/01/16 .......................................                        562,473
   1,400,000            5.000%, 11/01/17 .......................................                      1,478,470
   4,490,000            5.000%, 07/01/19 .......................................                      4,727,297
   1,395,000            5.000%, 07/01/20 .......................................                      1,461,193
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Series C, FGIC Insured,
   7,750,000            5.125%, 07/01/14 .......................................                      8,473,618
   2,510,000            5.000%, 07/01/18 .......................................                      2,654,777
                  City and County of Honolulu, Hawaii General                      VMIG1/A-1+
                     Obligation Bonds, Series C, Variable Rate Bonds,
                     FGIC Insured, SPA: FGIC-SPI,
   2,000,000            2.850%, 12/01/13 .......................................                      2,004,280
                  City and County of Honolulu, Hawaii General                      Aaa/AAA
                     Obligation Bonds, Water Utility Refunding and
                     Improvement, Escrowed to Maturity, FGIC Insured,
   1,125,000            6.000%, 12/01/12 .......................................                      1,382,085
   1,050,000            6.000%, 12/01/15 .......................................                      1,296,057
                  City and County of Honolulu, Hawaii Improvement                   NR/NR*
                     District No. 261 (Halawa Business Park), Special
                     Assessment Bonds,
     365,000            6.700%, 10/15/04 .......................................                        396,036
     355,000            6.800%, 10/15/05 .......................................                        391,526
     290,000            6.900%, 10/15/06 .......................................                        319,125
                  City and County of Honolulu, Hawaii Wastewater                   Aaa/NR*
                     Systems Revenue Bonds, FGIC Insured,


$  1,395,000            5.000%, 07/01/12 .......................................                  $   1,532,477
                  City and County of Honolulu, Hawaii Wastewater                   Aaa/AAA
                     Systems Revenue Bonds, FSA Insured,
   3,000,000            5.125%, 07/01/21 .......................................                      3,160,710
   5,450,000            5.250%, 07/01/23 .......................................                     5,738,360
                  City and County of Honolulu, Hawaii Wastewater                   Aaa/AAA
                     Systems Revenue Bonds, Junior Series, FGIC Insured,
   6,055,000            5.000%, 07/01/23 .......................................                      6,239,254
                  City and County of Honolulu, Hawaii Wastewater                   Aaa/NR
                     Systems Revenue Bonds, Senior Series,
                     AMBAC Insured,
   1,810,000            5.500%, 07/01/11 .......................................                      2,098,315
   1,065,000            5.500%, 07/01/16 .......................................                      1,205,335
   3,000,000            5.500%, 07/01/17 .......................................                      3,364,380
   2,310,000            5.500%, 07/01/18 .......................................                      2,574,241
   2,000,000            5.250%, 07/01/19 .......................................                      2,162,880
                  County of Hawaii, Hawaii General Obligation                      Aaa/AAA
                     Bonds, Series A, FGIC Insured,
   1,700,000            5.450%, 05/01/07 .......................................                      1,917,192
   3,170,000            5.500%, 05/01/08 .......................................                      3,609,077
   2,500,000            5.550%, 05/01/09 .......................................                      2,873,100
   1,900,000            5.000%, 02/01/11 .......................................                      2,021,524
   4,905,000            5.600%, 05/01/11 .......................................                      5,709,812
   1,970,000            5.100%, 02/01/12 .......................................                      2,098,917
   1,000,000            5.600%, 05/01/12 .......................................                      1,171,390
   1,000,000            5.600%, 05/01/13 .......................................                      1,178,470
   2,205,000            5.200%, 02/01/14 .......................................                      2,345,414
   2,440,000            5.200%, 02/01/16 .......................................                      2,576,420
   1,465,000            5.500%, 07/15/16 .......................................                      1,658,776
                  County of Hawaii, Hawaii General Obligation                      Aaa/AAA
                     Bonds, Series A, FSA Insured,
   1,000,000            5.400%, 05/15/15 .......................................                      1,108,630
   1,470,000            5.625%, 05/15/18 .......................................                     1,624,321
                  County of Kauai, Hawaii General Obligation                        A1/NR
                     Bonds, Escrowed to Maturity,

$    615,000            9.000%, 08/01/04 .......................................                  $     696,629
     665,000            9.000%, 08/01/05 .......................................                        794,974
                  County of Kauai, Hawaii General Obligation Bonds,                Aaa/AAA
                     Series A, Prerefunded 8/01/10 @ 100, FGIC Insured,
   1,000,000            6.125%, 08/01/13 .......................................                      1,206,450
   1,010,000            6.250%, 08/01/14 .......................................                      1,227,221
   1,000,000            6.250%, 08/01/15 .......................................                      1,215,070
   1,000,000            6.250%, 08/01/16 .......................................                      1,215,070
   1,275,000            6.250%, 08/01/17 .......................................                      1,549,214
                  County of Kauai, Hawaii General Obligation                       Aaa/AAA
                     Refunding Bonds, Series A & B, Escrowed to
                     Maturity, MBIA Insured,
     190,000            5.300%, 02/01/03 .......................................                        192,442
     185,000            5.400%, 02/01/04 .......................................                        194,572
     215,000            5.500%, 02/01/05 .......................................                        230,624
     215,000            5.600%, 02/01/06 .......................................                        230,906
                  County of Kauai, Hawaii General Obligation                       Aaa/AAA
                     Refunding Bonds, Series A & B, MBIA Insured,
     460,000            5.300%, 02/01/03 .......................................                        465,713
   1,010,000            5.700%, 02/01/07 .......................................                      1,077,115
   1,125,000            5.625%, 08/01/13 .......................................                      1,308,859
   1,620,000            5.625%, 08/01/14 .......................................                      1,870,096
   1,035,000            5.625%, 08/01/17 .......................................                      1,168,029
   1,000,000            5.625%, 08/01/18 .......................................                      1,124,550
   2,360,000            5.500%, 08/01/20 .......................................                      2,595,174
                  County of Kauai, Hawaii General Obligation                       Aaa/AAA
                     Refunding Bonds, Series A, B & C, AMBAC Insured,
     330,000            5.450%, 08/01/03 .......................................                        340,593
     435,000            5.900%, 08/01/08 .......................................                        507,027
   1,355,000            5.900%, 08/01/08 .......................................                      1,579,361
   1,300,000            5.950%, 08/01/10 .......................................                      1,541,787
                  County of Maui, Hawaii General Obligation Bonds,                 Aaa/AAA
                     Series A, FGIC Insured,
$  1,130,000            5.250%, 09/01/13 .......................................                  $   1,232,830
   1,200,000            5.125%, 03/01/14 .......................................                      1,300,332
   1,265,000            5.250%, 09/01/15 .......................................                      1,365,795
   1,050,000            5.125%, 03/01/16 .......................................                      1,124,939
   1,335,000            5.250%, 09/01/16 .......................................                      1,433,897
   2,590,000            5.250%, 03/01/18 .......................................                      2,773,476
                  County of Maui, Hawaii General Obligation Bonds,                 Aaa/AAA
                     Series A, MBIA Insured
   1,205,000            5.250%, 03/01/16 .......................................                      1,335,080
   1,000,000            5.250%, 03/01/18 .......................................                      1,093,090
                  County of Maui, Hawaii General Obligation Bonds,                 Aaa/AAA
                     Series A, MBIA Insured,
   1,000,000            5.500%, 03/01/18 .......................................                      1,110,730
   1,750,000            5.250%, 03/01/19 .......................................                      1,901,498
                  County of Maui, Hawaii General Obligation Bonds,                 Aaa/AAA
                     Series B, FGIC Insured,
   1,065,000            5.250%, 03/01/11 .......................................                      1,209,712
                  County of Maui, Hawaii General Obligation Bonds,                 Aaa/AAA
                     Series C, FGIC Insured,
   1,020,000            5.250%, 03/01/16 .......................................                      1,120,205
   1,250,000            5.250%, 03/01/20 .......................................                      1,340,313
                  County of Maui, Hawaii General Obligation                        Aaa/AAA
                     Refunding Bonds, FGIC Insured,
   1,815,000            5.000%, 09/01/07 .......................................                      1,884,061
   2,125,000            5.000%, 09/01/08 .......................................                      2,205,856
   1,000,000            5.000%, 09/01/09 .......................................                      1,038,050
   1,000,000            5.000%, 09/01/10 .......................................                      1,038,050
   3,000,000            5.125%, 12/15/11 .......................................                      3,163,800
   1,045,000            5.125%, 12/15/13 .......................................                      1,102,057
                  County of Maui, Hawaii General Obligation                        Aaa/AAA
                     Refunding Bonds, Series B, MBIA Insured,
   1,445,000            5.375%, 09/01/12 .......................................                      1,672,833
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Company, Inc.), Series D-AMT,
                     AMBAC Insured,

$  2,500,000            6.150%, 01/01/20 .......................................                  $   2,816,700
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, AMBAC Insured,
   2,965,000            5.500%, 12/01/14 .......................................                      3,354,690
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.), Series A, MBIA Insured,
   3,000,000            4.950%, 04/01/12 .......................................                      3,346,260
   1,000,000            5.100%, 09/01/32 .......................................                      1,017,870
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc., and Subsidiaries Projects),
                     Series A-AMT, MBIA Insured,
  13,000,000            6.600%, 01/01/25 .......................................                     14,260,609
   5,700,000            5.650%, 10/01/27 .......................................                      6,245,034
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Kapiolani
                     Health Care System), MBIA Insured,
   1,000,000            6.300%, 07/01/08 .......................................                      1,051,520
   1,000,000            6.000%, 07/01/11 .......................................                      1,128,680
   6,000,000            6.400%, 07/01/13 .......................................                      6,313,500
   1,000,000            6.200%, 07/01/16 .......................................                      1,135,730
   1,000,000            6.250%, 07/01/21 .......................................                      1,126,040
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (St.
                     Francis Medical Centers), FSA Insured,
  17,000,000            6.500%, 07/01/22 .......................................                     17,524,279
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (The
                     Evangelical Lutheran Good Samaritan Society),
                     AMBAC Insured,
     730,000            4.500%, 11/01/02 .......................................                        731,850
   1,135,000            4.700%, 11/01/06 .......................................                      1,241,826
                  Department of Budget and Finance of the State of                 Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series B, MBIA Insured,


$  8,000,000            5.250%, 07/01/23 .......................................                  $   8,366,800
                  Department of Budget and Finance of the State of                 VMIG1/A-1+
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Variable Rate
                     Bonds, SPA: Morgan Guaranty Trust,
   7,225,000            1.700%, 07/01/26 .......................................                      7,225,000
                  Department of Budget and Finance of the State of                  A1/A+
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A,
   5,000,000            6.050%, 07/01/16 .......................................                      5,307,550
   8,625,000            6.000%, 07/01/20 .......................................                      9,063,408
   3,500,000            5.750%, 07/01/26 .......................................                      3,625,825
                  Department of Hawaiian Home Lands (State of                       A3/NR
                     Hawaii) Revenue Bonds,
   1,310,000            4.150%, 07/01/08 .......................................                      1,380,413
   1,525,000            4.350%, 07/01/10 .......................................                      1,602,684
   1,245,000            4.450%, 07/01/11 .......................................                      1,303,042
                  Department of Transportation of the State of                      NR/A-
                     Hawaii Special Facility Revenue Bonds (Matson
                     Terminals, Inc.),
   11,875,000           5.750%, 03/01/13 .......................................                     12,166,055
                  Hawaii Community Development Authority                           NR/NR*
                     Improvement District Revenue Bonds (Kakaako
                     Community Development District 3),
     440,000            7.300%, 07/01/04 .......................................                        454,010
   1,425,000            7.400%, 07/01/10 .......................................                      1,468,890
                  Hawaii Community Development Authority                            NR/NR*
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 1),
     280,000            5.200%, 07/01/03 .......................................                        285,782
     300,000            5.300%, 07/01/04 .......................................                        310,881
     220,000            5.400%, 07/01/05 .......................................                        227,907
                  Hawaii Community Development Authority                           NR/NR*
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 2),

$    375,000            5.200%, 07/01/03 .......................................                  $     382,744
     395,000            5.300%, 07/01/04 .......................................                        409,327
     420,000            5.400%, 07/01/05 .......................................                        435,095
     435,000            5.500%, 07/01/06 .......................................                        449,999
     465,000            5.600%, 07/01/07 .......................................                        480,666
     380,000            5.700%, 07/01/08 .......................................                        392,164
                  Housing Finance and Development Corporation                      VMIG1/NR
                     (State of Hawaii) Affordable Rental Housing
                     Program Revenue Bonds, Series A, Variable Rate
                     Bonds, Letter of Credit: BNP Paribas,
   4,500,000            1.800%, 07/01/27 .......................................                      4,500,000
                  Housing Finance and Development Corporation                       A1/NR
                     (State of Hawaii) Rental Housing System
                     Revenue Bonds, Series A,
   2,000,000            5.600%, 07/01/12 .......................................                      2,058,800
   3,000,000            5.700%, 07/01/18 .......................................                      3,068,400
                  Housing Finance and Development Corporation                      Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series A-AMT,
   7,175,000            6.000%, 07/01/26 .......................................                      7,394,412
  19,630,000            5.750%, 07/01/30 .......................................                     20,371,424
                  Housing Finance and Development Corporation                      Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series A-AMT, FNMA Insured,
   3,170,000            5.300%, 07/01/22 .......................................                      3,267,065
   1,985,000            5.400%, 07/01/30 .......................................                      2,039,151
                  Housing Finance and Development Corporation                      Aaa/AAA
                     (State of Hawaii) Single Family Mortgage
                     Revenue Bonds, Series B, FNMA Insured,
   2,500,000            5.700%, 07/01/13 .......................................                      2,607,900
   9,350,000            5.450%, 07/01/17 .......................................                      9,767,103
  16,750,000            5.850%, 07/01/17 .......................................                     17,390,854
   6,800,000            5.300%, 07/01/28 .......................................                      6,999,512
   4,025,000            7.000%, 07/01/31 .......................................                      4,060,420
                  Housing Finance and Development Corporation                      Aaa/AAA
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, Revenue Bonds, AMBAC Insured,

$  2,125,000            5.650%, 10/01/16 .......................................                  $   2,315,421
   4,000,000            5.700%, 10/01/25 .......................................                      4,279,440
                  State of Hawaii Airport System Revenue Bonds,                    Aaa/AAA
                     AMT, FGIC Insured,
   4,000,000            5.750%, 07/01/17 .......................................                      4,455,760
   6,000,000            5.625%, 07/01/18 .......................................                      6,555,600
   6,000,000            5.250%, 07/01/21 .......................................                      6,273,360
                  State of Hawaii Airport System Revenue Bonds,                    Aaa/AAA
                     AMT, Second Series, Escrowed to Maturity,
                     MBIA Insured,
   6,455,000            6.900%, 07/01/12 .......................................                      8,004,587
                  State of Hawaii Airport System Revenue Bonds,                    Aaa/AAA
                     Series B-AMT, FGIC Insured,
   3,000,000            8.000%, 07/01/10 .......................................                      3,901,500
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     BZ, FGIC Insured,
   3,700,000            6.000%, 10/01/11 .......................................                      4,446,475
   3,500,000            6.000%, 10/01/12 .......................................                      4,239,165
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CA, FGIC Insured,
   2,000,000            5.750%, 01/01/11 .......................................                      2,338,460
                  State of Hawaii General Obligation Bonds, Series CH,             Aa3/AA-
   1,000,000            4.750%, 11/01/11 .......................................                      1,106,300
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CH, FGIC Insured,
   5,000,000            6.000%, 11/01/07 .......................................                      5,834,750
   3,390,000            6.000%, 11/01/08 .......................................                      3,992,301
                  State of Hawaii General Obligation Bonds, Series                 Aa3/AA-
                     CK, Escrowed to Maturity,
   2,000,000            6.000%, 09/01/03 .......................................                      2,083,900
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CL, FGIC Insured,
   2,305,000            6.000%, 03/01/11 .......................................                      2,743,849
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CM, FGIC Insured,
   3,000,000            6.500%, 12/01/15 .......................................                      3,843,420
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CN, FGIC Insured,

$  4,000,000            5.250%, 03/01/10 .......................................                  $   4,432,280
   4,000,000            5.250%, 03/01/13 .......................................                      4,385,160
   3,000,000            5.500%, 03/01/14 .......................................                      3,316,800
   7,950,000            5.250%, 03/01/15 .......................................                      8,599,196
   1,000,000            5.250%, 03/01/17 .......................................                      1,072,740
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CP, FGIC Insured,
   5,000,000            5.000%, 10/01/13 .......................................                      5,387,750
   2,195,000            5.000%, 10/01/14 .......................................                      2,352,689
   5,000,000            5.000%, 10/01/15 .......................................                      5,330,850
   7,195,000            5.000%, 10/01/17 .......................................                      7,593,603
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CR, MBIA Insured,
   1,000,000            5.250%, 04/01/13 .......................................                      1,099,790
   5,000,000            5.000%, 04/01/16 .......................................                      5,325,400
  16,000,000            5.000%, 04/01/17 .......................................                     16,951,519
   1,000,000            4.750%, 04/01/18 .......................................                      1,042,700
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CS, MBIA Insured,
   5,000,000            5.000%, 04/01/07 .......................................                      5,532,750
   5,500,000            5.000%, 04/01/09 .......................................                      6,134,425
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CU, MBIA Insured,
   1,250,000            5.750%, 10/01/08 .......................................                      1,452,188
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CU, Prerefunded 10/01/10 @ 100, MBIA Insured,
   3,000,000            5.600%, 10/01/19 .......................................                      3,520,500
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CV, FGIC Insured,
  10,000,000            5.000%, 08/01/20 .......................................                     10,501,599
   1,015,000            5.000%, 08/01/21 .......................................                      1,059,092
   5,000,000            5.250%, 08/01/21 .......................................                      5,341,750
                  State of Hawaii General Obligation Bonds, Series                 Aaa/AAA
                     CX, FSA Insured,
   5,000,000            5.500%, 02/01/13 .......................................                      5,828,700
   2,500,000            5.500%, 02/01/21 .......................................                      2,744,475
                  State of Hawaii Harbor Capital Improvement                       Aaa/AAA
                     Revenue Bonds, AMT, FGIC Insured,

$  1,000,000            6.250%, 07/01/09 .......................................                  $   1,086,520
   1,000,000            6.250%, 07/01/10 .......................................                      1,086,520
   3,725,000            6.250%, 07/01/15 .......................................                      4,047,287
  10,180,000            6.375%, 07/01/24 .......................................                     11,063,928
                  State of Hawaii Harbor Capital Improvement                       Aaa/AAA
                     Revenue Bonds, AMT, MBIA Insured,
   3,850,000            5.750%, 07/01/17 .......................................                      4,244,356
                  State of Hawaii Harbor Capital Improvement                       Aaa/AAA
                     Revenue Bonds, FGIC Insured,
   1,260,000            6.050%, 07/01/04 .......................................                      1,327,750
   1,225,000            6.150%, 07/01/05 .......................................                      1,288,075
                  State of Hawaii Harbor Capital Improvement                       Aaa/AAA
                     Revenue Bonds, Series B-AMT, AMBAC Insured,
   3,000,000            5.500%, 07/01/19 .......................................                      3,268,950
                  State of Hawaii Harbor System Revenue Bonds,                     Aaa/AAA
                     Series A-AMT, FSA Insured,
   2,000,000            5.750%, 07/01/17 .......................................                      2,230,140
   1,500,000            5.900%, 07/01/21 .......................................                      1,666,290
                  State of Hawaii Highway Revenue Bonds, FGIC Insured,             Aaa/AAA
   3,900,000            5.000%, 07/01/08 .......................................                      4,067,856
   2,255,000            5.000%, 07/01/09 .......................................                      2,352,055
   4,575,000            5.000%, 07/01/10 .......................................                      4,771,908
   2,220,000            5.000%, 07/01/11 .......................................                      2,315,549
   3,850,000            5.000%, 07/01/12 .......................................                      4,015,704
   2,750,000            5.000%, 07/01/13 .......................................                      2,864,758
   3,705,000            5.600%, 07/01/13 .......................................                      4,080,650
   2,000,000            5.250%, 07/01/16 .......................................                      2,137,120
                  State of Hawaii Highway Revenue Bonds, FSA Insured,              Aaa/AAA
   1,530,000            5.375%, 07/01/14 .......................................                      1,733,322
   2,720,000            5.500%, 07/01/19 .......................................                      2,979,760
   1,110,000            5.500%, 07/01/20 .......................................                      1,209,079
                                                                                                  -------------
                        Total Hawaii ...........................................                    689,278,383
                                                                                                  -------------


                  PUERTO RICO (2.1%)
                  --------------------------------------------------------------
                  Puerto Rico Commonwealth Aqueduct and Sewer                      Aaa/AAA
                     Authority Revenue Bonds, MBIA Insured,

$  2,500,000            5.000%, 07/01/15 .......................................                  $   2,669,700
                  Puerto Rico Commonwealth Public Finance                          Aaa/AAA
                     Corporation Revenue Bonds, Series A, MBIA Insured,
   5,000,000            5.500%, 08/01/17 .......................................                      5,704,600
                  Puerto Rico Commonwealth Public Improvement                      Aaa/AAA
                     General Obligation Bonds, MBIA Insured,
   1,800,000            5.250%, 07/01/13 .......................................                      2,073,906
                  Puerto Rico Commonwealth Public Improvement                      Aaa/AAA
                     General Obligation Bonds, Series A, FGIC Insured,
   4,000,000            5.500%, 07/01/13 .......................................                      4,770,440
                                                                                                  -------------
                                                                                                     15,218,646
                                                                                                  -------------
                           Total Municipal Bonds ...............................                    704,497,029
                                                                                                  -------------

                  TAX EXEMPT COMMERCIAL PAPER  (1.1%)
                  --------------------------------------------------------------

                  HAWAII  (1.1%)
                  --------------------------------------------------------------
                  City and County of Honolulu General Obligation Notes,            Aaa/AAA
   8,000,000            1.300%, 10/03/02 .......................................                      8,000,000
                                                                                                  -------------
                           Total Tax Exempt Commercial Paper

                  Total Investments (Cost $659,509,967**) ......................    98.5%           712,497,029
                  Other assets less liabilities ................................     1.5%            11,135,171
                                                                                   -------        -------------
                  Net Assets ...................................................    100.0%        $ 723,632,200
                                                                                   =======        =============


                  * Any securities not rated have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  ** Cost for Federal tax purposes is identical.


                          PORTFOLIO ABBREVIATIONS:
                          ------------------------
               AMBAC      American Municipal Bond Assurance Corp.
               AMT        Alternative Minimum Tax
               FGIC       Financial Guaranty Insurance Co.
               FNMA       Federal National Mortgage Assoc.
               FSA        Financial Securities Assurance Co.
               MBIA       MBIA, Inc.
               SPA        Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)

ASSETS
     Investments at value (cost $659,509,967) .................................................        $ 712,497,029
     Cash .....................................................................................            2,076,453
     Interest receivable ......................................................................            9,694,477
     Receivable for Trust shares sold .........................................................              840,695
     Other assets .............................................................................               38,494
                                                                                                       -------------
     Total assets .............................................................................          725,147,148
                                                                                                       -------------
LIABILITIES
     Dividends payable ........................................................................              616,958
     Distribution fees payable ................................................................              375,096
     Payable for Trust shares redeemed ........................................................              286,933
     Adviser and Administrator fees payable ...................................................              235,961
                                                                                                       -------------
     Total liabilities ........................................................................            1,514,948
                                                                                                       -------------
NET ASSETS ....................................................................................        $ 723,632,200
                                                                                                       =============

     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......        $     611,645
     Additional paid-in capital ...............................................................          668,909,908
     Net unrealized appreciation on investments (note 4) ......................................           52,987,062
     Accumulated net realized loss on investments .............................................             (960,491)
     Undistributed net investment income ......................................................            2,084,076
                                                                                                       -------------
                                                                                                       $ 723,632,200
                                                                                                       =============

CLASS A
     Net Assets ...............................................................................        $ 670,402,741
                                                                                                       =============
     Capital shares outstanding ...............................................................           56,666,660
                                                                                                       =============
     Net asset value and redemption price per share ...........................................        $       11.83
                                                                                                       =============
     Offering price per share (100/96 of $11.83 adjusted to nearest cent) .....................        $       12.32
                                                                                                       =============

CLASS C
     Net Assets ...............................................................................        $  30,604,418
                                                                                                       =============
     Capital shares outstanding ...............................................................            2,588,225
                                                                                                       =============
     Net asset value and offering price per share .............................................        $       11.82
                                                                                                       =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
         during the first 12 months after purchase) ...........................................        $       11.82*
                                                                                                       =============

CLASS Y
     Net Assets ...............................................................................        $  22,625,041
                                                                                                       =============
     Capital shares outstanding ...............................................................            1,909,608
                                                                                                       =============
     Net asset value, offering and redemption price per share .................................        $       11.85
                                                                                                       =============


                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...........................................                      $ 17,098,808

Expenses:
     Investment Adviser fees (note 3) ..........................    $    486,319
     Administrator fees (note 3) ...............................         903,169
     Distribution and service fees (note 3) ....................         782,434
     Transfer and shareholder servicing agent fees .............         115,939
     Trustees' fees and expenses (note 9) ......................          74,098
     Legal fees ................................................          50,312
     Shareholders' reports and proxy statements ................          48,139
     Insurance .................................................          26,056
     Custodian fees ............................................          24,076
     Audit and accounting fees .................................          15,169
     Registration fees and dues ................................          14,562
     Miscellaneous .............................................          19,134
                                                                    ------------
                                                                       2,559,407

     Expenses paid indirectly (note 7) .........................         (43,142)
                                                                    ------------
     Net expenses ..............................................                         2,516,265
                                                                                      ------------
     Net investment income .....................................                        14,582,543

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....         671,237
     Change in unrealized appreciation on investments ..........      33,481,783
                                                                    ------------

     Net realized and unrealized gain (loss) on investments ....                        34,153,020
                                                                                      ------------
     Net change in net assets resulting from operations ........                      $ 48,735,563
                                                                                      ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                   SEPTEMBER 30, 2002      YEAR ENDED
                                                                      (UNAUDITED)        MARCH 31, 2002
                                                                   ------------------    --------------
OPERATIONS:
   Net investment income ....................................        $  14,582,543       $  29,136,654
   Net realized gain (loss) from securities transactions ....              671,237           3,179,828
   Change in unrealized appreciation on investments .........           33,481,783          (9,656,759)
                                                                     -------------       -------------
Change in net assets resulting from operations ..............           48,735,563          22,659,723
                                                                     -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ....................................          (13,661,209)        (27,725,930)
   Net realized gain on investments .........................                    -                   -

   Class C Shares:
   Net investment income ....................................             (462,123)           (736,268)
   Net realized gain on investments .........................                    -                   -

   Class Y Shares:
   Net investment income ....................................             (459,213)           (674,454)
   Net realized gain on investments .........................                    -                   -
                                                                     -------------       -------------
      Change in net assets from distributions ...............          (14,582,545)        (29,136,652)
                                                                     -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):

   Proceeds from shares sold ................................           43,104,519          88,683,716
   Reinvested dividends and distributions ...................            7,963,659          15,885,395
   Cost of shares redeemed ..................................          (29,938,213)        (45,433,727)
                                                                     -------------       -------------
   Change in net assets from capital share transactions .....           21,129,965          59,135,384
                                                                     -------------       -------------

      Change in net assets ..................................           55,282,983          52,658,455

NET ASSETS:

   Beginning of period ......................................          668,349,217         615,690,762
                                                                     -------------       -------------
   End of period ............................................        $ 723,632,200       $ 668,349,217
                                                                     =============       =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2002, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Management affairs of the Trust are conducted through two separate management arrangements.

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2002.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2002, service fees on Class A Shares amounted to $646,824, of which the Distributor retained $37,626.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2002, amounted to $101,708. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2002, amounted to $33,902. The total of these payments made with respect to Class C Shares amounted to $135,610 of which the Distributor retained $22,883.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2002, total commissions on sales of Class A Shares amounted to $830,177, of which the Distributor received $68,218.


c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended September 30, 2002, the Trust accrued legal fees of $50,312 of which $48,726 were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.  PURCHASES AND SALES OF SECURITIES

     During the six months ended September 30, 2002, purchases of securities and proceeds from the sales of securities aggregated $22,697,475 and $16,788,440, respectively.

     At September 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $52,997,487 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $10,425 for a net unrealized appreciation of $52,987,062. The tax cost of the Trust's securities at September 30, 2002 equals $659,509,967.


5.  PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.


6.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     At March 31, 2002, Hawaiian Tax-Free Trust had a capital loss carryover of approximately $1,631,728 which expires March 31, 2009. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.


7.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:


                                         SIX MONTHS ENDED
                                        SEPTEMBER 30, 2002                      YEAR ENDED
                                           (UNAUDITED)                        MARCH 31, 2002
                                   ----------------------------        ----------------------------
                                      SHARES          AMOUNT              SHARES          AMOUNT
                                      ------          ------              ------          ------
CLASS A SHARES:
   Proceeds from shares sold ...      2,862,969    $ 33,044,298           5,701,532    $ 64,904,594

   Reinvested distributions ....        655,706       7,588,294           1,344,372      15,289,164
   Cost of shares redeemed .....     (2,342,423)    (26,964,558)         (3,693,083)    (41,981,850)
                                   ------------    ------------        ------------    ------------
   Net change ..................      1,176,252      13,668,034           3,352,821      38,211,908
                                   ------------    ------------        ------------    ------------

CLASS C SHARES:
   Proceeds from shares sold ...        562,001       6,491,890           1,030,307      11,733,892
   Reinvested distributions ....         20,861         241,375              35,220         400,539
   Cost of shares redeemed .....       (139,195)     (1,606,548)           (243,099)     (2,768,233)
                                   ------------    ------------        ------------    ------------
      Net change ...............        443,667       5,126,717             822,428       9,366,198
                                   ------------    ------------        ------------    ------------

CLASS Y SHARES:
   Proceeds from shares sold ...        307,750       3,568,331           1,059,716      12,045,230
   Reinvested distributions ....         11,597         133,990              17,178         195,692
   Cost of shares redeemed .....       (117,286)     (1,367,107)            (60,446)       (683,644)
                                   ------------    ------------        ------------    ------------
      Net change ...............        202,061       2,335,214           1,016,448      11,557,278
                                   ------------    ------------        ------------    ------------
Total transactions in Trust
   shares ......................      1,821,980    $ 21,129,965           5,191,697    $ 59,135,384
                                   ------------    ------------        ------------    ------------


9. TRUSTEES' FEES AND EXPENSES

     During the prior fiscal year ended March 31, 2002 there were 11 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Each Trustee was paid during the year fees at the annual rate of $12,400 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings. A meeting of the independent trustees is often held prior to each quarterly Board Meeting for which each attendee is paid a fee of $350. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 2002, such reimbursements averaged approximately $2,500 per Trustee.

                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Class A
                                                       ------------------------------------------------------------------

                                                       Six Months
                                                          Ended                       Year Ended March 31,
                                                         9/30/02       --------------------------------------------------
                                                       (unaudited)      2002       2001       2000       1999       1998
                                                       -----------     ------     ------     ------     ------     ------
Net asset value, beginning of period ...............      $11.26       $11.37     $10.94     $11.65     $11.67     $11.23
                                                          ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income + .........................       0.24         0.51       0.54       0.56       0.56       0.57
   Net gain (loss) on securities (both realized
      and unrealized) ..............................       0.57        (0.10)      0.43      (0.65)      0.03       0.46
                                                          ------       ------     ------     ------     ------     ------

   Total from investment operations ................       0.81         0.41       0.97      (0.09)      0.59       1.03
                                                          ------       ------     ------     ------     ------     ------

Less distributions (note 6):
   Dividends from net investment income ............      (0.24)       (0.52)     (0.54)     (0.55)     (0.57)     (0.54)
   Distributions from capital gains ................        -            -          -        (0.07)     (0.04)     (0.05)
                                                          ------       ------     ------     ------     ------     ------
   Total distributions .............................      (0.24)       (0.52)     (0.54)     (0.62)     (0.61)     (0.59)
                                                          ------       ------     ------     ------     ------     ------

Net asset value, end of period .....................      $11.83       $11.26     $11.37     $10.94     $11.65     $11.67
                                                          ======       ======     ======     ======     ======     ======

Total return (not reflecting sales charge) .........      7.30%++       3.62%      9.14      (0.64)%     5.17%      9.37%

Ratios/supplemental data
   Net assets, end of period (in millions) .........       $670         $625       $593       $575       $640       $648
   Ratio of expenses to average net assets .........      0.71%*       0.72%       0.74%      0.73%      0.74%      0.73%
   Ratio of net investment income to average
      net assets ...................................      4.24%*        4.51%      4.88%      4.99%      4.76%      4.96%
   Portfolio turnover rate .........................       3%++         13%        11%         4%        14%         9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .........      0.70%*        0.70%      0.72%      0.71%      0.70%      0.72%

+    Per share amounts have been calculated using the monthly
     average shares method.
++   Not annualized
*    Annualized

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class C
                                                 --------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended March 31,
                                                   9/30/02       ----------------------------------------------
                                                 (unaudited)      2002      2001      2000      1999      1998
                                                 -----------     ------    ------    ------    ------    ------
Net asset value, beginning of period ........       $11.26       $11.36    $10.93    $11.65    $11.66    $11.23
                                                    ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
   Net investment income + ..................        0.20         0.41      0.45      0.47      0.46      0.48
   Net gain (loss) on securities (both
      realized and unrealized) ..............        0.56        (0.08)     0.43     (0.66)     0.05      0.45
                                                    ------       ------    ------    ------    ------    ------
   Total from investment operations .........        0.76         0.33      0.88     (0.19)     0.51      0.93
                                                    ------       ------    ------    ------    ------    ------

Less distributions (note 6):
   Dividends from net investment income .....       (0.20)       (0.43)    (0.45)    (0.46)    (0.48)    (0.45)
   Distributions from capital gains .........         -            -         -       (0.07)    (0.04)    (0.05)
                                                    ------       ------    ------    ------    ------    ------
   Total distributions ......................       (0.20)       (0.43)    (0.45)    (0.53)    (0.52)    (0.50)
                                                    ------       ------    ------    ------    ------    ------
Net asset value, end of period ..............       $11.82       $11.26    $11.36    $10.93    $11.65    $11.66
                                                    ======       ======    ======    ======    ======    ======

Total return (not reflecting sales charge) ..       6.78%++      2.91%     8.28%     (1.53)%    4.45%    8.40%

Ratios/supplemental data
   Net assets, end of period (in millions) ..       $30.6        $24.1     $15.0     $11.7     $10.7      $7.2
   Ratio of expenses to average
      net assets ............................       1.51%*       1.51%     1.54%     1.53%     1.53%     1.52%
   Ratio of net investment income to
      average net assets ....................       3.42%*       3.68%     4.06%     4.18%     3.95%     4.11%
   Portfolio turnover rate ..................        3%++         13%       11%        4%       14%        9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ............................       1.50%*       1.50%     1.51%     1.51%     1.49%      1.51%


+    Per share amounts have been calculated using the monthly
     average shares method.
++   Not annualized
*    Annualized


                                                                               Class Y
                                                 --------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Year Ended March 31,
                                                   9/30/02       ----------------------------------------------
                                                 (unaudited)      2002      2001      2000      1999      1998
                                                 -----------     ------    ------    ------    ------    ------
Net asset value, beginning of period ........       $11.28       $11.39    $10.95    $11.67    $11.68    $11.24
                                                    ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
   Net investment income + ..................        0.26         0.52      0.55      0.58      0.59      0.67
   Net gain (loss) on securities (both
      realized and unrealized) ..............        0.57        (0.09)     0.45     (0.66)     0.03      0.45
                                                    ------       ------    ------    ------    ------    ------
   Total from investment operations .........        0.83         0.43      1.00     (0.08)     0.62      1.12
                                                    ------       ------    ------    ------    ------    ------

Less distributions (note 6):
   Dividends from net investment income .....       (0.26)       (0.54)    (0.56)    (0.57)    (0.59)    (0.63)
   Distributions from capital gains .........         -            -         -       (0.07)    (0.04)    (0.05)
                                                    ------       ------    ------    ------    ------    ------
   Total distributions ......................       (0.26)       (0.54)    (0.56)    (0.64)    (0.63)    (0.68)
                                                    ------       ------    ------    ------    ------    ------
Net asset value, end of period ..............       $11.85       $11.28    $11.39    $10.95    $11.67    $11.68
                                                    ======       ======    ======    ======    ======    ======

Total return (not reflecting sales charge) ..       7.40%++       3.80%    9.44%     (0.56)%    5.45%    10.24%

Ratios/supplemental data
   Net assets, end of period (in millions) ..        $22.6        $19.3     $7.9      $2.9      $2.6      $1.3
   Ratio of expenses to average
      net assets ............................       0.51%*        0.52%     0.54%     0.53%     0.54%     0.52%
   Ratio of net investment income to
      average net assets ....................       4.42%*       4.69%      5.00%     5.15%     4.96%     5.02%
   Portfolio turnover rate ..................        3%++          13%       11%        4%       14%       9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ............................       0.50%*        0.50%     0.51%     0.51%     0.49%    0.51%

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The reconvened Annual Meeting of Shareholders of the Hawaiian Tax-Free Trust (the "Trust") was held on September 30, 2002. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

         Number of Votes:

         TRUSTEE                         FOR                        WITHHELD

         Lacy B. Herrmann                47,555,419                 1,195,382
         William M. Cole                 47,770,834                   979,967
         Thomas W. Courtney              47,830,199                   920,602
         Richard W. Gushman, II          47,807,127                   943,674
         Stanley W. Hong                 47,793,425                   957,376
         Theodore T. Mason               47,777,382                   973,419
         Russell K. Okata                47,397,044                 1,353,757
         Douglas Philpotts               47,515,569                 1,235,232
         Oswald K. Stender               47,060,987                 1,689,814

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

         Number of Votes:

         FOR                             AGAINST                    ABSTAIN

         47,187,779                      487,416                    1,075,606